NOTE PAYABLE (Details Narrative)		1 Months Ended
	Dec. 11, 2012 USD ($)	May. 30, 2012 USD ($)	Sep. 30, 2015 USD ($)	Dec. 10, 2012 USD ($) $ / Warrants shares
Payables and Accruals [Abstract]
Secured loan from RMB				$ 4,200,000
Arrangement fee paid by Standard Gold	7.00%
Arrangement fee amount	$ 294,000
Arrangement fee portion paid		$ 50,000
Arrangement fee portion paid	244,000
Draw down amount	$ 745,000
Minimum prepayment amounts				$ 500,000
Interest rate				7.00%
Issued warrants in connection with the Facility | shares				7,000,000
Fair value of warrants				$ 1,063,592
Warrant exercise price | $ / Warrants				0.35
Collateral on loan facilty			$ 100,000